Swan Hedged Equity US Large Cap ETF
Schedule of Investments
February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 88.9%		Shares	Value
State Street SPDR S&P 500 ETF Trust (a)(b)		793,804	$544,541,605
TOTAL EXCHANGE TRADED FUNDS (Cost $428,655,545)			544,541,605

PURCHASED OPTIONS - 11.8% (c)	Notional Amount	Contracts	Value
Call Options - 1.7%
S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $7,500.00 (d)(e)(f)	$139,641,264	203	10,458,560

Put Options - 10.1%
S&P 500 Index (d)(e)(f)
Expiration: 03/13/2026; Exercise Price: $6,450.00	548,246,736	797	1,159,635
Expiration: 03/13/2026; Exercise Price: $6,650.00	548,246,736	797	2,646,040
Expiration: 03/17/2026; Exercise Price: $6,100.00	553,749,840	805	511,175
Expiration: 03/17/2026; Exercise Price: $6,350.00	553,749,840	805	1,082,725
Expiration: 12/17/2027; Exercise Price: $7,300.00	301,294,944	438	30,585,540
Expiration: 12/17/2027; Exercise Price: $7,400.00	242,824,464	353	26,079,640
Total Put Options			62,064,755
TOTAL PURCHASED OPTIONS (Cost $76,368,890)			72,523,315

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.60% (g)		3,044,899	3,044,899
TOTAL MONEY MARKET FUNDS (Cost $3,044,899)			3,044,899

TOTAL INVESTMENTS - 101.2% (Cost $508,069,334)			620,109,819
Liabilities in Excess of Other Assets - (1.2)% (h)			(7,343,981)
TOTAL NET ASSETS - 100.0%			$612,765,838

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of February 28, 2026 was $75,458,900.
(c)	Non-income producing security.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(h)	Includes cash of $219,270 that is pledged as collateral for written options.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (0.5)%
S&P 500 Index, Expiration: 12/17/2027; Exercise Price: $8,500.00 (a)(b)	$(139,641,264)	(203)	$(3,162,740)

Put Options - (0.8)%
S&P 500 Index (a)(b)
Expiration: 03/13/2026; Exercise Price: $6,550.00	(1,096,493,472)	(1,594)	(3,490,860)
Expiration: 03/17/2026; Exercise Price: $6,225.00	(1,107,499,680)	(1,610)	(1,449,000)
Total Put Options			(4,939,860)
TOTAL WRITTEN OPTIONS (Premiums received $14,443,517)			$(8,102,600)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Swan Hedged Equity US Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$544,541,605	$–	$–	$544,541,605
Purchased Options	–	72,523,315	–	72,523,315
Money Market Funds	3,044,899	–	–	3,044,899
Total Investments	$547,586,504	$72,523,315	$–	$620,109,819

Liabilities:
Investments:
Written Options	$–	$(8,102,600)	$–	$(8,102,600)
Total Investments	$–	$(8,102,600)	$–	$(8,102,600)

Refer to the Schedule of Investments for further disaggregation of investment categories.